                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07458

                            Tweedy, Browne Fund Inc.
               (Exact name of registrant as specified in charter)

                           350 Park Avenue, 9th Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                             M. Gervase Rosenberger
                           Tweedy, Browne Company LLC
                           350 Park Avenue, 9th Floor
                               New York, NY 10022
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-916-0600

                        Date of fiscal year end: March 31

                     Date of reporting period: June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

TWEEDY, BROWNE GLOBAL VALUE FUND

PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited)

                                                                          VALUE
    SHARES                                                              (NOTE 1)
-------------                                                        --------------
                COMMON STOCKS--84.2%
                CANADA--1.0%
      750,000   National Bank of Canada, Toronto .................   $   38,429,869
                                                                     --------------
                CZECH REPUBLIC--0.0%+
        2,800   Philip Morris CR a.s. ............................        1,167,721
                                                                     --------------
                FINLAND--3.1%
      464,253   Cargotec Corporation, B Share ....................       12,254,746
    2,804,908   Kone Oyj, Class B ................................      112,555,012
                                                                     --------------
                                                                        124,809,758
                                                                     --------------
                FRANCE--5.8%
    1,780,523   CNP Assurances ...................................      122,003,524
    2,470,000   Total SA .........................................      111,838,153
                                                                     --------------
                                                                        233,841,677
                                                                     --------------
                GERMANY--13.5%
    2,289,458   Henkel AG & Company, KGaA ........................       94,184,700
      957,807   Krones AG ++ .....................................       48,031,723
       42,354   KSB AG ...........................................       25,732,290
      920,345   Linde AG .........................................       97,525,749
      899,000   Muenchener Rueckversicherungs-Gesellschaft AG ....      113,807,923
    1,564,000   Springer (Axel) Verlag AG ........................      165,731,623
                                                                     --------------
                                                                        545,014,008
                                                                     --------------
                HONG KONG--1.0%
    2,002,500   Jardine Strategic Holdings Ltd. ..................       41,692,050
                                                                     --------------
                IRELAND--0.0%+
    1,111,317   Unidare PLC ++ ...................................           81,675
                                                                     --------------
                ITALY--1.9%
      147,640   Gruppo Minerali Maffei ++ ........................          896,991
    4,467,000   Mediaset SPA .....................................       25,662,037
    8,047,949   Mondadori (Arnoldo) Editore SPA ++ ...............       23,683,776
    4,795,392   Sol SPA ..........................................       25,610,197
                                                                     --------------
                                                                         75,853,001
                                                                     --------------
                JAPAN--6.2%
      545,600   Aica Kogyo Company Ltd. ..........................        5,814,225
    1,594,700   Canon, Inc. ......................................       60,010,747
      306,800   Daikoku Denki Company Ltd. .......................        4,146,602
      200,000   Daiwa Industries Ltd. ............................          956,040
    2,064,000   Fujitec Company Ltd. .............................       10,682,699
      446,600   Fukuda Denshi Company Ltd. .......................       10,346,141
    1,073,600   Hi-Lex Corporation ...............................       14,085,768
    1,577,500   Honda Motor Company Ltd. .........................       46,296,389
      321,000   Katsuragawa Electric Company Ltd. ++ .............          827,077
      133,000   Kawasumi Laboratories, Inc. ......................          864,222
    1,329,500   Kuroda Electric Company Ltd. .....................       17,458,233
       69,100   Mandom Corporation ...............................        1,888,947
       21,670   Medikit Company Ltd. .............................        5,387,501
       36,240   Milbon Company Ltd. ..............................          868,630
      307,100   Mirai Industry Company Ltd. ......................        2,918,647
      162,780   Nippon Kanzai Company Ltd. .......................        2,674,676
    1,051,000   Nippon Konpo Unyu Soko Company Ltd. ..............       12,304,622

                                                                          VALUE
    SHARES                                                              (NOTE 1)
-------------                                                        --------------
                JAPAN (CONTINUED)
      420,500   Nitto FC Company Ltd. ............................   $    2,157,385
       72,700   Ryoyo Electro Corporation ........................          750,907
      349,200   Sangetsu Company Ltd. ............................        7,288,647
      250,000   Shinko Shoji Company Ltd. ........................        2,149,960
      172,000   SK Kaken Company Ltd. ............................        4,907,899
      528,500   T. Hasegawa Company Ltd. .........................        8,182,224
    1,281,300   Takata Corporation ...............................       26,251,519
      200,000   Tomen Electronics Corporation ....................        2,174,257
                                                                     --------------
                                                                        251,393,964
                                                                     --------------
                MEXICO--5.1%
    1,607,394   Coca-Cola Femsa SA de CV, Sponsored ADR +++ ......      100,606,790
   14,623,380   Embotelladoras Arca SA de CV .....................       49,961,286
   19,300,000   Grupo Continental SA .............................       53,730,946
                                                                     --------------
                                                                        204,299,022
                                                                     --------------
                NETHERLANDS--9.3%
    2,093,000   Akzo Nobel NV ....................................      110,253,022
       23,620   Crown Van Gelder Gemeenschappelijk Bezit NV ......          194,425
    3,998,000   Heineken Holding NV ..............................      147,159,936
      350,000   Imtech NV ........................................        9,088,793
    2,009,134   Telegraaf Media Groep NV .........................       32,965,066
      307,955   TKH Group NV .....................................        5,620,512
    2,568,554   Unilever NV, CVA .................................       70,916,115
                                                                     --------------
                                                                        376,197,869
                                                                     --------------
                NORWAY--1.6%
    3,395,700   Schibsted ASA ....................................       65,792,454
                                                                     --------------
                SINGAPORE--2.1%
   23,000,000   Fraser and Neave Ltd. ............................       84,843,493
                                                                     --------------
                SOUTH KOREA--3.3%
      150,900   Daegu Department Store Company Ltd. ..............        1,463,352
       11,330   Daehan City Gas Company Ltd. .....................          263,787
       90,974   Hanil Cement Company Ltd. ........................        4,504,161
    4,106,195   Korea Exchange Bank ..............................       42,340,048
        8,557   Samchully Company Ltd. ...........................          724,775
      241,172   SK Telecom Company Ltd. ..........................       31,676,935
    3,437,422   SK Telecom Company Ltd., ADR .....................       50,633,226
                                                                     --------------
                                                                        131,606,284
                                                                     --------------
                SPAIN--1.5%
    6,818,000   Gestevision Telecinco SA .........................       61,240,821
                                                                     --------------
                SWEDEN--0.0%+
       63,360   Cloetta Fazer AB, B Shares ++ ....................          305,320
                                                                     --------------
                SWITZERLAND--14.1%
      186,990   Coltene Holding AG ...............................        9,190,402
    1,195,000   Compagnie Financiere Richemont AG ................       42,055,223
      440,000   Daetwyler Holding AG, Bearer .....................       27,338,063
       89,813   Edipresse SA, Bearer .............................       21,613,088
        4,592   Forbo Holding AG .................................        1,954,586

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE GLOBAL VALUE FUND

PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited)

                                                                          VALUE
    SHARES                                                              (NOTE 1)
-------------                                                        --------------
                SWITZERLAND (CONTINUED)
       20,685   Loeb Holding AG ..................................   $    3,763,525
    3,500,000   Nestle SA, Registered ............................      169,425,511
            8   Neue Zuercher Zeitung ++ .........................          402,930
    2,416,530   Novartis AG, Registered ..........................      117,874,046
       45,425   Phoenix Mecano AG ................................       22,705,128
      185,918   PubliGroupe SA, Registered ++ ....................       19,223,682
      496,000   Roche Holding AG .................................       68,580,331
      182,827   Siegfried Holding AG ++ ..........................       15,258,896
        7,400   Sika AG, Bearer ..................................       13,175,685
      432,618   Tamedia AG .......................................       32,897,182
          857   Zehnder Group AG .................................        1,278,725
                                                                     --------------
                                                                        566,737,003
                                                                     --------------
                THAILAND--0.8%
    7,953,400   Bangkok Bank Public Company Ltd., NVDR ...........       30,693,887
                                                                     --------------
                UNITED KINGDOM--6.5%
    1,521,000   AGA Foodservice Group PLC ++ .....................        1,996,824
    2,453,599   BBA Group PLC ....................................        6,728,675
    3,974,658   Carclo PLC .......................................        9,127,917
    2,775,758   Daily Mail & General Trust, Class A ..............       18,230,965
    8,225,426   Diageo PLC, Sponsored ADR ........................      130,445,106
    1,169,000   G4S PLC ..........................................        4,674,950
    1,397,625   Headlam Group PLC ................................        4,730,889
    5,038,361   TT Electronics PLC ++ ............................        7,255,269
    2,849,351   Unilever PLC .....................................       76,775,595
                                                                     --------------
                                                                        259,966,190
                                                                     --------------
                UNITED STATES--7.3%
       75,700   American National Insurance Company ..............        6,129,429
      914,821   Baxter International, Inc. .......................       37,178,325
          436   Berkshire Hathaway Inc., Class A ++ ..............       52,320,000
          301   Berkshire Hathaway Inc., Class B ++ ..............           23,987
      587,000   ConocoPhillips ...................................       28,815,830
       49,250   Devon Energy Corporation .........................        3,000,310
      528,400   Johnson & Johnson ................................       31,207,304
    2,638,686   Philip Morris International, Inc. ................      120,957,366
      269,276   Transatlantic Holdings, Inc. .....................       12,914,477
                                                                     --------------
                                                                        292,547,028
                                                                     --------------
                MISCELLANEOUS--0.1%
                Undisclosed securities* ..........................        1,990,666
                                                                     --------------
                TOTAL COMMON STOCKS
                (COST $2,357,163,551) ............................    3,388,503,760
                                                                     --------------
                PREFERRED STOCKS--0.3%
      166,388   Adris Grupa d.d. .................................        7,259,042
      543,870   Villeroy & Boch AG ++ ............................        2,883,932
                                                                     --------------
                TOTAL PREFERRED STOCKS
                (COST $14,958,803) ...............................       10,142,974
                                                                     --------------

                                                                          VALUE
    SHARES                                                              (NOTE 1)
-------------                                                        --------------
                REGISTERED INVESTMENT COMPANY--8.0%
  322,558,794   Dreyfus Government Prime Cash Management .........   $  322,558,794
                                                                     --------------
                TOTAL REGISTERED INVESTMENT COMPANY
                (COST $322,558,794) ..............................      322,558,794
                                                                     --------------

 FACE VALUE
-----------
                CONVERTIBLE CORPORATE BOND--0.1%
CHF 5,223,200   SWITZERLAND--0.1%
                Siegfried Holding AG, 5.000%, 5/5/11 .............        5,454,002
                                                                     --------------
                TOTAL CONVERTIBLE CORPORATE BOND
                (COST $4,852,020) ................................        5,454,002
                                                                     --------------
                U.S. TREASURY BILL--2.9%
$ 115,000,000   0.195%** due 11/4/10 +++ .........................      114,930,770
                                                                     --------------
                TOTAL U.S. TREASURY BILL
                (COST $114,921,714) ..............................      114,930,770
                                                                     --------------
TOTAL INVESTMENTS
   (COST $2,814,454,882***) .............................    95.5%    3,841,590,300
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (NET) ......     4.3       174,080,934
OTHER ASSETS AND LIABILITIES (NET) ......................     0.2         9,633,759
                                                            -----    --------------
NET ASSETS ..............................................   100.0%   $4,025,304,993
                                                            =====    ==============

----------
* "UNDISCLOSED SECURITIES" REPRESENTS ISSUERS, GENERALLY SMALLER CAPITALIZATION ISSUERS, WHERE DISCLOSURE MAY BE DISADVANTAGEOUS TO THE FUND'S ACCUMULATION OR DISPOSITION PROGRAM.

**   RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.

***  AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $2,814,454,882.

+    AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS.

++   NON-INCOME PRODUCING SECURITY.

+++ ALL OR A PORTION OF THIS SECURITY HAS BEEN SEGREGATED TO COVER CERTAIN OPEN FORWARD CONTRACTS. AT JUNE 30, 2010, LIQUID ASSETS TOTALING $130,588,730 HAVE BEEN SEGREGATED TO COVER SUCH OPEN FORWARD CONTRACTS.

ABBREVIATIONS:

ADR -- AMERICAN DEPOSITORY RECEIPT

CHF -- SWISS FRANC

CVA -- CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)

NVDR -- NON VOTING DEPOSITARY RECEIPT

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE GLOBAL VALUE FUND

SECTOR DIVERSIFICATION
June 30, 2010 (Unaudited)

                                                                    PERCENTAGE
                                                                       OF
SECTOR DIVERSIFICATION                                              NET ASSETS
----------------------                                              -----------
COMMON STOCKS:
Beverage .......................................................       12.0%
Media ..........................................................       11.6
Capital Goods ..................................................        8.9
Food ...........................................................        7.9
Insurance ......................................................        7.6
Materials ......................................................        6.9
Pharmaceuticals, Biotechnology & Life Sciences .................        5.8
Energy .........................................................        3.6
Tobacco ........................................................        3.0
Banks ..........................................................        2.8
Technology Hardware & Equipment ................................        2.6
Household & Personal Products ..................................        2.4
Automobiles & Components .......................................        2.2
Telecommunication Services .....................................        2.0
Health Care Equipment & Services ...............................        1.6
Consumer Durables & Apparel ....................................        1.5
Diversified Financials .........................................        1.0
Transportation .................................................        0.5
Commercial Services & Supplies .................................        0.2
Retailing ......................................................        0.1
Utilities ......................................................        0.0+
                                                                       -----
TOTAL COMMON STOCKS ............................................        84.2
                                                                       -----
PREFERRED STOCKS ...............................................        0.3
REGISTERED INVESTMENT COMPANY ..................................        8.0
CONVERTIBLE CORPORATE BOND .....................................        0.1
U.S. TREASURY BILL .............................................        2.9
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (NET) .............        4.3
OTHER ASSETS AND LIABILITIES (NET) .............................        0.2
                                                                       -----
NET ASSETS .....................................................       100.0%
                                                                       =====

----------
+    AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS

PORTFOLIO COMPOSITION
June 30, 2010 (Unaudited)

                                  (PIE CHART)

CANADA                                                         1%
FINLAND                                                        3%
FRANCE                                                         6%
GERMANY                                                       14%
HONG KONG                                                      1%
ITALY                                                          2%
JAPAN                                                          6%
MEXICO                                                         5%
NETHERLANDS                                                    9%
NORWAY                                                         2%
SINGAPORE                                                      2%
SOUTH KOREA                                                    3%
SPAIN                                                          2%
SWITZERLAND                                                   14%
THAILAND                                                       1%
UNITED KINGDOM                                                 7%
UNITED STATES                                                  7%
CASH EQUIVALENTS AND OTHER ASSETS AND LIABILITIES (NET)++     15%
CROATIA                                                        0%+
CZECH REPUBLIC                                                 0%+
IRELAND                                                        0%+
MISCELLANEOUS                                                  0%+
SWEDEN                                                         0%+

----------
+    AMOUNT REPRESENTS LESS THAN 1% OF NET ASSETS

++   INCLUDES UNREALIZED APPRECIATION ON FORWARD CONTRACTS (NET)

SCHEDULE OF FORWARD EXCHANGE CONTRACTS
June 30, 2010 (Unaudited)

                                                                         CONTRACT
                                                                           VALUE
                                                            CONTRACT        ON           VALUE       UNREALIZED
                                                             VALUE      ORIGINATION     6/30/10         GAIN
CONTRACTS                                                    DATE          DATE         (NOTE 1)       (LOSS)
----------------                                            --------   ------------   -----------    ----------
FORWARD EXCHANGE CONTRACTS TO BUY (a)
      15,000,000   Great Britain Pound Sterling ........     8/31/10   $ 21,572,475   $ 22,440,631   $  868,156
                                                                       ------------   ------------   ----------
TOTAL ..................................................               $ 21,572,475   $ 22,440,631   $  868,156
FORWARD EXCHANGE CONTRACTS TO SELL (a)                                 ============   ============   ==========
      15,000,000   Canadian Dollar .....................     5/19/11   $(14,600,672)  $(14,063,307)  $  537,365
      20,000,000   Canadian Dollar .....................     6/15/11    (18,825,301)   (18,743,246)      82,055
      40,000,000   European Union Euro .................      8/2/10    (56,947,600)   (49,004,240)   7,943,360
      45,000,000   European Union Euro .................     8/30/10    (64,237,279)   (55,138,612)   9,098,667
     120,000,000   European Union Euro .................      9/2/10   (170,740,803)  (147,039,002)  23,701,801
      57,000,000   European Union Euro .................     9/15/10    (82,735,509)   (69,849,089)  12,886,420
      75,000,000   European Union Euro .................     9/24/10   (109,447,509)   (91,911,765)  17,535,744
     100,000,000   European Union Euro .................    10/12/10   (145,888,008)  (122,561,276)  23,326,732
      40,000,000   European Union Euro .................    10/15/10    (58,594,005)   (49,025,304)   9,568,701
      40,000,000   European Union Euro .................    10/19/10    (59,008,007)   (49,026,361)   9,981,646
      16,000,000   European Union Euro .................    11/24/10    (23,644,963)   (19,614,353)   4,030,610
      50,000,000   European Union Euro .................     2/11/11    (69,677,001)   (61,322,666)   8,354,335
      40,000,000   European Union Euro .................     3/31/11    (53,599,997)   (49,071,999)   4,527,998
      75,000,000   European Union Euro .................     4/20/11   (101,650,506)   (92,020,836)   9,629,670
      25,000,000   European Union Euro .................     4/26/11    (33,906,254)   (30,674,696)   3,231,558
      45,000,000   European Union Euro .................     5/10/11    (59,840,099)   (55,219,006)   4,621,093
      25,000,000   European Union Euro .................     5/19/11    (31,698,752)   (30,678,852)   1,019,900
      90,000,000   European Union Euro .................      6/6/11   (111,761,994)  (110,455,578)   1,306,416
      45,000,000   European Union Euro .................     6/15/11    (53,917,198)   (55,230,717)  (1,313,519)

----------
(a)  Primary risk exposure being hedged against is currency risk.

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE GLOBAL VALUE FUND

SCHEDULE OF FORWARD EXCHANGE CONTRACTS
June 30, 2010 (Unaudited)

                                                                          CONTRACT
                                                                            VALUE
                                                            CONTRACT         ON              VALUE          UNREALIZED
                                                             VALUE       ORIGINATION        6/30/10             GAIN
CONTRACTS                                                    DATE           DATE            (NOTE 1)          (LOSS)
----------------                                            --------   ---------------   ---------------   ------------
FORWARD EXCHANGE CONTRACTS TO SELL (a) (CONTINUED)
      15,000,000   Great Britain Pound Sterling ........     8/31/10   $   (24,705,225)  $   (22,440,631)  $  2,264,594
       9,500,000   Great Britain Pound Sterling ........     9/15/10       (15,689,725)      (14,212,343)     1,477,382
      12,000,000   Great Britain Pound Sterling ........    11/24/10       (20,043,000)      (17,951,286)     2,091,714
      30,000,000   Great Britain Pound Sterling ........      2/8/11       (47,871,900)      (44,875,557)     2,996,343
       8,000,000   Great Britain Pound Sterling ........     4/20/11       (12,269,440)      (11,966,361)       303,079
      27,000,000   Great Britain Pound Sterling ........     4/26/11       (41,764,950)      (40,386,338)     1,378,612
      10,000,000   Great Britain Pound Sterling ........     5/19/11       (14,834,000)      (14,957,719)      (123,719)
   3,200,000,000   Japanese Yen ........................     9/15/10       (34,896,401)      (36,210,560)    (1,314,159)
   4,225,000,000   Japanese Yen ........................     2/28/11       (46,607,832)      (47,991,386)    (1,383,554)
   2,000,000,000   Japanese Yen ........................      3/9/11       (22,626,994)      (22,722,980)       (95,986)
   2,000,000,000   Japanese Yen ........................     4/20/11       (21,528,294)      (22,747,114)    (1,218,820)
   1,300,000,000   Japanese Yen ........................     5/19/11       (14,093,210)      (14,796,475)      (703,265)
   4,500,000,000   Japanese Yen ........................     6/28/11       (49,961,141)      (51,272,296)    (1,311,155)
     415,000,000   Mexican Peso ........................    10/22/10       (30,060,919)      (31,813,607)    (1,752,688)
     400,000,000   Mexican Peso ........................     11/1/10       (28,647,139)      (30,629,150)    (1,982,011)
     700,000,000   Mexican Peso ........................     1/18/11       (52,320,801)      (53,130,109)      (809,308)
     230,000,000   Mexican Peso ........................     2/11/11       (17,062,947)      (17,409,029)      (346,082)
     350,000,000   Mexican Peso ........................     5/10/11       (27,358,712)      (26,227,527)     1,131,185
     330,000,000   Mexican Peso ........................     5/31/11       (24,287,029)      (24,670,035)      (383,006)
     240,000,000   Mexican Peso ........................      6/1/11       (17,452,642)      (17,939,813)      (487,171)
     156,000,000   Norwegian Krone .....................     9/24/10       (25,942,926)      (23,881,032)     2,061,894
     140,000,000   Norwegian Krone .....................    10/19/10       (24,343,169)      (21,407,500)     2,935,669
     120,000,000   Norwegian Krone .....................      2/8/11       (19,898,188)      (18,261,067)     1,637,121
      35,000,000   Singapore Dollar ....................    11/24/10       (25,191,636)      (25,086,045)       105,591
      23,000,000   Singapore Dollar ....................     6/15/11       (16,234,683)      (16,503,640)      (268,957)
  40,350,000,000   South Korean Won ....................     9/24/10       (32,962,993)      (32,928,516)        34,477
  22,000,000,000   South Korean Won ....................     3/31/11       (18,967,152)      (17,939,828)     1,027,324
  50,000,000,000   South Korean Won ....................     5/9/11        (44,551,368)      (40,770,176)     3,781,192
      47,000,000   Swiss Franc .........................     8/17/10       (43,570,965)      (43,620,194)       (49,229)
      46,000,000   Swiss Franc .........................     8/30/10       (43,523,100)      (42,703,562)       819,538
      77,000,000   Swiss Franc .........................     10/5/10       (74,895,438)      (71,545,972)     3,349,466
      70,000,000   Swiss Franc .........................    10/12/10       (68,086,762)      (65,053,513)     3,033,249
      40,000,000   Swiss Franc .........................    10/15/10       (38,872,692)      (37,176,307)     1,696,385
      40,000,000   Swiss Franc .........................    10/19/10       (39,104,507)      (37,180,136)     1,924,371
      75,000,000   Swiss Franc .........................     2/8/11        (71,364,004)      (69,916,458)     1,447,546
      45,000,000   Swiss Franc .........................     5/10/11       (41,981,528)      (42,051,359)       (69,831)
     325,000,000   Thailand Baht .......................     5/10/11        (9,970,855)      (10,013,557)       (42,702)
     325,000,000   Thailand Baht .......................     5/19/11       (10,000,000)      (10,012,863)       (12,863)
                                                                       ---------------   ---------------   ------------
TOTAL                                                                  $(2,534,265,724)  $(2,361,052,946)  $173,212,778
                                                                       ===============   ===============   ============
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (NET)                                                         $174,080,934
                                                                                                           ============

----------
(a)  Primary risk exposure being hedged against is currency risk.

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE GLOBAL VALUE FUND II - CURRENCY UNHEDGED

PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited)

                                                                        VALUE
  SHARES                                                              (NOTE 1)
----------                                                          ------------
           COMMON STOCKS--75.0%
           FINLAND--0.2%
     1,800 Kone Oyj, Class B.....................................   $     72,230
                                                                    ------------
           FRANCE--8.3%
    22,300 CNP Assurances........................................      1,528,022
    32,100 Teleperformance.......................................        807,425
    27,700 Total SA..............................................      1,254,217
                                                                    ------------
                                                                       3,589,664
                                                                    ------------
           GERMANY--6.7%
    21,600 Henkel AG & Company, KGaA.............................        888,590
     4,415 Krones AG +...........................................        221,402
    10,800 Muenchener Rueckversicherungs-Gesellschaft AG.........      1,367,214
     3,950 Springer (Axel) Verlag AG.............................        418,568
                                                                    ------------
                                                                       2,895,774
                                                                    ------------
           HONG KONG--1.4%
    28,500 Jardine Strategic Holdings Ltd........................        593,370
                                                                    ------------
           ITALY--3.5%
    53,200 Buzzi Unicem SPA......................................        539,566
    65,400 Davide Campari-Milano SPA.............................        324,040
    29,100 Marr SPA..............................................        219,215
    16,400 Mediaset SPA..........................................         94,215
    62,000 Sol SPA...............................................        331,116
                                                                    ------------
                                                                       1,508,152
                                                                    ------------
           JAPAN--5.3%
     9,400 Canon, Inc............................................        353,735
    22,000 Daiwa Industries Ltd..................................        105,164
    14,100 Honda Motor Company Ltd...............................        413,806
    19,200 Milbon Company Ltd....................................        460,201
    20,000 Nagase & Company Ltd..................................        209,289
    13,600 Nippon Kanzai Company Ltd.............................        223,465
    20,000 Ryoyo Electro Corporation.............................        206,577
     4,400 SK Kaken Company Ltd..................................        125,551
     3,400 Takata Corporation....................................         69,660
    10,100 Tomen Electronics Corporation.........................        109,800
                                                                    ------------
                                                                       2,277,248
                                                                    ------------
           MEXICO--1.3%
   105,000 Embotelladoras Arca SA de CV..........................        358,736
    80,000 Grupo Continental SA..................................        222,719
                                                                    ------------
                                                                         581,455
                                                                    ------------
           NETHERLANDS--8.2%
    23,300 Akzo Nobel NV.........................................      1,227,375
    29,200 Heineken Holding NV...................................      1,074,805
    45,000 Unilever NV, CVA......................................      1,242,421
                                                                    ------------
                                                                       3,544,601
                                                                    ------------

                                                                        VALUE
  SHARES                                                              (NOTE 1)
----------                                                          ------------
           SINGAPORE--0.6%
    66,000 Fraser and Neave Ltd..................................   $    243,464
                                                                    ------------
           SOUTH KOREA--1.4%
     2,645 Samchully Company Ltd.................................        224,031
    27,000 SK Telecom Company Ltd., ADR..........................        397,710
                                                                    ------------
                                                                         621,741
                                                                    ------------
           SPAIN--1.0%
    47,800 Gestevision Telecinco SA..............................        429,350
                                                                    ------------
           SWITZERLAND--10.9%
    35,000 Nestle SA, Registered.................................      1,694,255
    23,300 Novartis AG, Registered...............................      1,136,533
     1,200 PubliGroupe SA, Registered +..........................        124,078
     7,735 Roche Holding AG......................................      1,069,494
     6,377 Schindler Holding AG..................................        534,595
       122 Zehnder Group AG......................................        182,035
                                                                    ------------
                                                                       4,740,990
                                                                    ------------
           THAILAND--1.0%
   119,500 Bangkok Bank Public Company Ltd., NVDR................        461,176
                                                                    ------------
           UNITED KINGDOM--12.6%
   189,000 BAE Systems PLC.......................................        886,468
    14,600 British American Tobacco PLC..........................        466,680
    53,000 Carclo PLC............................................        121,716
    82,000 Diageo PLC, Sponsored ADR.............................      1,300,419
    63,500 GlaxoSmithKline PLC...................................      1,085,884
   313,300 Hays PLC..............................................        429,827
   119,700 Headlam Group PLC.....................................        405,178
    37,500 Provident Financial PLC...............................        471,275
   200,000 TT Electronics PLC +..................................        288,001
                                                                    ------------
                                                                       5,455,448
                                                                    ------------
           UNITED STATES--8.5%
    12,450 ConocoPhillips........................................        611,170
     4,145 Home Depot, Inc.......................................        116,350
    24,600 Johnson & Johnson.....................................      1,452,876
    32,915 Philip Morris International, Inc......................      1,508,824
                                                                    ------------
                                                                       3,689,220
                                                                    ------------
           MISCELLANEOUS--4.1%
           Undisclosed securities*...............................      1,791,807
                                                                    ------------
           TOTAL COMMON STOCKS
           (COST $35,492,936)....................................     32,495,690
                                                                    ------------
           PREFERRED STOCKS--0.4%
       265 KSB AG................................................        151,945
                                                                    ------------
           TOTAL PREFERRED STOCKS
           (COST $159,205).......................................        151,945
                                                                    ------------

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE GLOBAL VALUE FUND II - CURRENCY UNHEDGED

PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited)

                                                                        VALUE
  SHARES                                                              (NOTE 1)
----------                                                          ------------
           REGISTERED INVESTMENT COMPANY--25.6%
11,113,471 Dreyfus Government Prime Cash Management..............   $ 11,113,471
                                                                    ------------
           TOTAL REGISTERED
           INVESTMENT COMPANY
           (COST $11,113,471)....................................     11,113,471
                                                                    ------------
TOTAL INVESTMENTS
   (COST $46,765,612**)..................................   101.0%    43,761,106
OTHER ASSETS AND LIABILITIES (NET)                           (1.0)      (431,436)
                                                            -----   ------------
NET ASSETS...............................................   100.0%  $ 43,329,670
                                                            =====   ============

----------
* "UNDISCLOSED SECURITIES" REPRESENTS ISSUERS, GENERALLY SMALLER CAPITALIZATION ISSUERS, WHERE DISCLOSURE MAY BE DISADVANTAGEOUS TO THE FUND'S ACCUMULATION OR DISPOSITION PROGRAM.

**   AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $46,765,612.

+    NON-INCOME PRODUCING SECURITY.

ABBREVIATIONS:

ADR  -- AMERICAN DEPOSITORY RECEIPT
CVA  -- CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)
NVDR -- NON VOTING DEPOSITARY RECEIPT

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE GLOBAL VALUE FUND II - CURRENCY UNHEDGED

SECTOR DIVERSIFICATION
June 30, 2010 (Unaudited)

                                                    PERCENTAGE OF
SECTOR DIVERSIFICATION                               NET ASSETS
----------------------                              -------------
COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences ..       10.9%
Beverage ........................................        7.6
Food ............................................        7.5
Capital Goods ...................................        7.0
Insurance .......................................        6.7
Materials .......................................        5.9
Tobacco .........................................        4.6
Energy ..........................................        4.3
Technology Hardware & Equipment .................        4.2
Household & Personal Products ...................        3.6
Commercial Services & Supplies ..................        3.4
Media ...........................................        2.5
Retailing .......................................        1.6
Automobiles & Components ........................        1.1
Diversified Financials ..........................        1.1
Banks ...........................................        1.1
Telecommunication Services ......................        0.9
Utilities .......................................        0.5
Food & Staples Retailing ........................        0.5
                                                       -----
TOTAL COMMON STOCKS .............................       75.0
                                                       -----
PREFERRED STOCKS ................................        0.4
REGISTERED INVESTMENT COMPANY ...................       25.6
OTHER ASSETS AND LIABILITIES (NET) ..............       (1.0)
                                                       -----
NET ASSETS ......................................      100.0%
                                                       =====

PORTFOLIO COMPOSITION
June 30, 2010 (Unaudited)

                                   (PIE CHART)

FRANCE                                                       8%
GERMANY                                                      7%
HONG KONG                                                    1%
ITALY                                                        4%
JAPAN                                                        5%
MEXICO                                                       1%
MISCELLANEOUS                                                4%
NETHERLANDS                                                  8%
SINGAPORE                                                    1%
SOUTH KOREA                                                  1%
SPAIN                                                        1%
SWITZERLAND                                                 11%
THAILAND                                                     1%
UNITED KINGDOM                                              13%
UNITED STATES                                                9%
CASH EQUIVALENTS AND OTHER ASSETS  AND LIABILITIES (NET)    25%
FINLAND                                                      0%+

+    Amount represents less than 1% of net assets

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE VALUE FUND

PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited)

                                                                       VALUE
   SHARES                                                             (NOTE 1)
------------                                                        ------------
               COMMON STOCKS--85.4%
               FRANCE--5.0%
     109,100   CNP Assurances ...................................   $  7,475,660
     242,400   Total SA .........................................     10,975,534
                                                                    ------------
                                                                      18,451,194
                                                                    ------------
               GERMANY--9.6%
     219,600   Henkel AG & Company, KGaA ........................      9,033,998
      68,000   Krones AG + ......................................      3,410,037
      66,375   Linde AG .........................................      7,033,527
      82,470   Muenchener Rueckversicherungs-
                  Gesellschaft AG ...............................     10,440,199
      50,600   Springer (Axel) Verlag AG ........................      5,361,905
                                                                    ------------
                                                                      35,279,666
                                                                    ------------
               JAPAN--2.2%
     148,100   Canon, Inc. ......................................      5,573,206
      87,000   Honda Motor Company Ltd. .........................      2,553,271
                                                                    ------------
                                                                       8,126,477
                                                                    ------------
               MEXICO--0.4%
     565,000   Grupo Continental SA .............................      1,572,953
                                                                    ------------
               NETHERLANDS--7.0%
      72,500   Akzo Nobel NV ....................................      3,819,085
     373,000   Heineken Holding NV ..............................     13,729,529
     297,691   Unilever NV, ADR .................................      8,132,918
                                                                    ------------
                                                                      25,681,532
                                                                    ------------
               SOUTH KOREA--0.8%
     206,544   SK Telecom Company Ltd., ADR .....................      3,042,393
                                                                    ------------
               SPAIN--1.2%
     493,000   Gestevision Telecinco SA .........................      4,428,238
                                                                    ------------
               SWITZERLAND--9.5%
     360,600   Nestle SA, Registered, Sponsored ADR .............     17,395,344
     201,255   Novartis AG, Registered ..........................      9,816,862
      55,400   Roche Holding AG .................................      7,659,980
                                                                    ------------
                                                                      34,872,186
                                                                    ------------
               UNITED KINGDOM--5.9%
     256,000   Diageo PLC, Sponsored ADR ........................     16,061,440
     205,000   Unilever PLC, Sponsored ADR ......................      5,479,650
                                                                    ------------
                                                                      21,541,090
                                                                    ------------
               UNITED STATES--43.8%
      94,535   3M Company .......................................      7,467,320
      75,523   American National Insurance Company ..............      6,115,097
      98,576   Avatar Holdings Inc. + ...........................      1,890,688
     135,290   Baxter International, Inc. .......................      5,498,186
          80   Berkshire Hathaway Inc., Class A + ...............      9,600,000
         626   Berkshire Hathaway Inc., Class B + ...............         49,886
     325,528   Brown & Brown, Inc. ..............................      6,230,606
     314,296   Comcast Corporation, Special Class A .............      5,163,883

                                                                       VALUE
   SHARES                                                             (NOTE 1)
------------                                                        ------------
               UNITED STATES (CONTINUED)
     153,905   ConocoPhillips ...................................   $  7,555,196
     136,105   Devon Energy Corporation .........................      8,291,517
     250,435   Emerson Electric Company .........................     10,941,505
     236,780   Federated Investors, Inc., Class B ...............      4,903,714
      75,560   FinishMaster, Inc. + .............................      1,286,409
     100,804   Henry Schein, Inc. + .............................      5,534,140
     136,018   Home Depot, Inc. .................................      3,818,025
     194,449   Johnson & Johnson ................................     11,484,158
     357,000   Leucadia National Corporation + ..................      6,965,070
      52,084   National Western Life Insurance
                  Company, Class A ..............................      7,956,352
      98,000   Norfolk Southern Corporation .....................      5,198,900
     263,847   Philip Morris International, Inc. ................     12,094,746
     199,032   Transatlantic Holdings, Inc. .....................      9,545,575
     137,202   UniFirst Corporation .............................      6,039,632
      88,835   Union Pacific Corporation ........................      6,174,921
     238,000   Wal-Mart Stores, Inc. ............................     11,440,660
                                                                    ------------
                                                                     161,246,186
                                                                    ------------
               TOTAL COMMON STOCKS
                  (COST $228,945,467) ...........................    314,241,915
                                                                    ------------
               REGISTERED INVESTMENT COMPANY--7.9%
  29,133,436   Dreyfus Government Prime Cash
                  Management ....................................     29,133,436
                                                                    ------------
               TOTAL REGISTERED INVESTMENT COMPANY
                  (COST $29,133,436) ............................     29,133,436
                                                                    ------------

 FACE VALUE
------------
               U.S. TREASURY BILL--3.5%
$ 13,000,000   0.157% * due 12/16/10 ++ .........................     12,987,559
                                                                    ------------
               TOTAL U.S. TREASURY BILL
               (COST $12,990,475) ...............................     12,987,559
                                                                    ------------
TOTAL INVESTMENTS
   (COST $271,069,378**) ................................    96.8%   356,362,910
UNREALIZED APPRECIATION
   ON FORWARD CONTRACTS (NET) ...........................     3.2     11,908,943
OTHER ASSETS AND LIABILITIES (NET) ......................     0.0        (28,165)
                                                            -----   ------------
NET ASSETS ..............................................   100.0%  $368,243,688
                                                            =====   ============

----------
*    RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.

**   AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $271,069,378.

+    NON-INCOME PRODUCING SECURITY.

++ ALL OR A PORTION OF THIS SECURITY HAS BEEN SEGREGATED TO COVER CERTAIN OPEN FORWARD CONTRACTS. AT JUNE 30, 2010, LIQUID ASSETS TOTALING $3,996,172 HAVE BEEN SEGREGATED TO COVER SUCH OPEN FORWARD CONTRACTS.

ABBREVIATIONS:

ADR  -- AMERICAN DEPOSITORY RECEIPT

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE VALUE FUND

SECTOR DIVERSIFICATION
June 30, 2010 (Unaudited)

                                                         PERCENTAGE OF
SECTOR DIVERSIFICATION                                    NET ASSETS
----------------------                                   -------------
COMMON STOCKS:
Insurance ............................................       15.6%
Beverage .............................................        8.5
Food .................................................        8.4
Pharmaceuticals, Biotechnology & Life Sciences .......        7.9
Energy ...............................................        7.3
Capital Goods ........................................        6.0
Media ................................................        4.1
Tobacco ..............................................        3.3
Diversified Financials ...............................        3.2
Food & Staples Retailing .............................        3.1
Transportation .......................................        3.1
Health Care Equipment & Services .....................        3.0
Materials ............................................        3.0
Household & Personal Products ........................        2.5
Consumer Durables & Apparel ..........................        1.6
Technology Hardware & Equipment ......................        1.5
Automobiles & Components .............................        1.0
Retailing ............................................        1.0
Telecommunication Services ...........................        0.8
Real Estate ..........................................        0.5
                                                            -----
TOTAL COMMON STOCKS ..................................       85.4
                                                            -----
REGISTERED INVESTMENT COMPANY ........................        7.9
U.S. TREASURY BILL ...................................        3.5
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (NET) ...        3.2
OTHER ASSETS AND LIABILITIES (NET) ...................        0.0+
                                                            -----
NET ASSETS ...........................................      100.0%
                                                            =====

----------
+    Amount represents less than 0.1% of net assets

PORTFOLIO COMPOSITION
June 30, 2010 (Unaudited)

                                   (PIE CHART)

FRANCE                                                        5%
GERMANY                                                      10%
JAPAN                                                         2%
NETHERLANDS                                                   7%
SOUTH KOREA                                                   1%
SPAIN                                                         1%
SWITZERLAND                                                   9%
UNITED KINGDOM                                                6%
UNITED STATES                                                44%
CASH EQUIVALENTS AND OTHER ASSETS AND LIABILITIES (NET)++    15%
MEXICO                                                        0%+

+    AMOUNT REPRESENTS LESS THAN 1% OF NET ASSETS

++   INCLUDES UNREALIZED APPRECIATION ON FORWARD CONTRACTS (NET)

SCHEDULE OF FORWARD EXCHANGE CONTRACTS
June 30, 2010 (Unaudited)

                                                                         CONTRACT VALUE
                                                            CONTRACT     ON ORIGINATION   VALUE 6/30/10   UNREALIZED
  CONTRACTS                                                VALUE DATE          DATE          (NOTE 1)     GAIN (LOSS)
-------------                                            -------------   --------------   -------------   -----------
FORWARD EXCHANGE CONTRACTS TO SELL (a)
    4,600,000   European Union Euro ..................         7/20/10   $  (6,494,878)   $  (5,635,114)  $   859,764
    9,000,000   European Union Euro ..................          8/2/10     (12,813,210)     (11,025,954)    1,787,256
    5,000,000   European Union Euro ..................         8/30/10      (7,137,476)      (6,126,513)    1,010,963
   13,500,000   European Union Euro ..................        11/24/10     (19,950,437)     (16,549,610)    3,400,827
   13,000,000   European Union Euro ..................         2/11/11     (18,116,020)     (15,943,893)    2,172,127
    8,000,000   European Union Euro ..................         5/10/11     (10,638,240)      (9,816,712)      821,528
    4,000,000   European Union Euro ..................         5/19/11      (5,071,800)      (4,908,616)      163,184
    4,000,000   Great Britain Pound Sterling .........          8/2/10      (6,599,200)      (5,984,253)      614,947
    1,500,000   Great Britain Pound Sterling .........         8/31/10      (2,470,522)      (2,244,063)      226,459
    1,200,000   Great Britain Pound Sterling .........        11/24/10      (2,004,300)      (1,795,128)      209,172
  275,000,000   Japanese Yen .........................         2/10/11      (3,055,555)      (3,122,280)     (66,725)
3,000,000,000   South Korean Won .....................          5/9/11      (2,673,082)      (2,446,210)      226,872
    4,500,000   Swiss Franc ..........................          8/2/10      (4,240,482)      (4,175,134)       65,348
    4,500,000   Swiss Franc ..........................         8/30/10      (4,257,695)      (4,177,523)       80,172
    5,000,000   Swiss Franc ..........................        10/19/10      (4,888,063)      (4,647,517)      240,546
    5,000,000   Swiss Franc ..........................          2/8/11      (4,757,600)      (4,661,097)       96,503
                                                                         --------------   -------------   -----------
TOTAL                                                                    $(115,168,560)   $(103,259,617)  $11,908,943
                                                                         =============    =============   ===========
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (NET) ...                                                    $11,908,943
                                                                                                          ===========

----------
(a)  Primary risk exposure being hedged against is currency risk.

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND

PORTFOLIO OF INVESTMENTS
June 30, 2010 (Unaudited)

                                                                       VALUE
   SHARES                                                             (NOTE 1)
------------                                                        ------------
               COMMON STOCKS--86.1%
               AUSTRALIA--1.1%
     450,800   Metcash Ltd. .....................................   $  1,595,423
                                                                    ------------
               CANADA--1.3%
      56,100   IGM Financial, Inc. ..............................      1,959,659
                                                                    ------------
               FRANCE--6.6%
      67,294   CNP Assurances ...................................      4,611,064
     118,400   Total SA .........................................      5,360,987
                                                                    ------------
                                                                       9,972,051
                                                                    ------------
               GERMANY--3.5%
      41,800   Muenchener Rueckversicherungs-
                  Gesellschaft AG ...............................      5,291,625
                                                                    ------------
               ITALY--3.5%
     204,500   Eni SPA ..........................................      3,804,989
     246,275   Mediaset SPA .....................................      1,414,801
                                                                    ------------
                                                                       5,219,790
                                                                    ------------
               MEXICO--2.8%
   1,223,000   Embotelladoras Arca SA de CV .....................      4,178,422
                                                                    ------------
               NETHERLANDS--4.2%
      47,880   Akzo Nobel NV ....................................      2,522,176
     139,109   Unilever NV, CVA .................................      3,840,710
                                                                    ------------
                                                                       6,362,886
                                                                    ------------
               SOUTH KOREA--1.9%
     188,775   SK Telecom Company Ltd., ADR .....................      2,780,656
                                                                    ------------
               SWITZERLAND--7.4%
      56,265   Nestle SA, Registered ............................      2,723,636
      79,325   Novartis AG, Registered ..........................      3,869,333
      32,185   Roche Holding AG .................................      4,450,117
                                                                    ------------
                                                                      11,043,086
                                                                    ------------
               UNITED KINGDOM--16.9%
     805,600   BAE Systems PLC ..................................      3,778,510
     104,675   British American Tobacco PLC .....................      3,345,872
     164,025   Daily Mail & General Trust, Class A ..............      1,077,304
     332,000   Diageo PLC, Sponsored ADR ........................      5,265,110
     260,600   GlaxoSmithKline PLC ..............................      4,456,400
     200,500   Pearson PLC ......................................      2,663,734
   2,272,400   Vodafone Group PLC ...............................      4,730,766
                                                                    ------------
                                                                      25,317,696
                                                                    ------------
               UNITED STATES--36.9%
      91,608   Arthur J. Gallagher & Company ....................      2,233,403
     115,800   AT&T, Inc. .......................................      2,801,202

                                                                       VALUE
   SHARES                                                             (NOTE 1)
------------                                                        ------------
               UNITED STATES (CONTINUED)
      94,420   Automatic Data Processing, Inc. ..................   $  3,801,349
      60,460   Coca-Cola Company/The ............................      3,030,255
      88,390   ConocoPhillips ...................................      4,339,065
      97,610   Emerson Electric Company .........................      4,264,581
     113,578   Exelon Corporation ...............................      4,312,557
     208,540   Federated Investors, Inc., Class B ...............      4,318,863
     111,600   Genuine Parts Company ............................      4,402,620
      93,055   Home Depot, Inc. .................................      2,612,054
      79,065   Johnson & Johnson ................................      4,669,579
      72,700   Kimberly-Clark Corporation .......................      4,407,801
      32,294   McDonald's Corporation ...........................      2,127,206
     119,755   Philip Morris International, Inc. ................      5,489,569
      90,360   Sysco Corporation ................................      2,581,585
                                                                    ------------
                                                                      55,391,689
                                                                    ------------
               TOTAL COMMON STOCKS
                  (COST $134,451,698) ...........................    129,112,983
                                                                    ------------
               REGISTERED INVESTMENT COMPANY--6.9%
  10,332,084   Dreyfus Government Prime Cash
                  Management ....................................     10,332,084
                                                                    ------------
               TOTAL REGISTERED
               INVESTMENT COMPANY
                  (COST $10,332,084) ............................     10,332,084
                                                                    ------------

 FACE VALUE
------------
               TREASURY BILLS--7.4%
               GERMANY--4.1%
E  5,000,000   0.081% * due 10/13/10 ............................      6,118,277
                                                                    ------------
               UNITED STATES--3.3%
$  5,000,000   0.157% * due 12/16/10 ............................      4,995,215
                                                                    ------------
               TOTAL TREASURY BILLS
               (COST $11,172,401) ...............................     11,113,492
                                                                    ------------
TOTAL INVESTMENTS
(COST $155,956,183**)                                       100.4%   150,558,559
OTHER ASSETS AND LIABILITIES (NET)                           (0.4)      (532,054)
                                                            -----   ------------
NET ASSETS                                                  100.0%  $150,026,505
                                                            =====   ============

----------
*    RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.

**   AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $155,956,183.

ABBREVIATIONS:

ADR -- AMERICAN DEPOSITORY RECEIPT
CVA -- CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)
E   -- EUROPEAN UNION EURO

                    SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND

SECTOR DIVERSIFICATION

June 30, 2010 (Unaudited)

                                                                   PERCENTAGE OF
SECTOR DIVERSIFICATION                                               NET ASSETS
----------------------                                             -------------
COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences .................        11.6%
Energy .........................................................         9.0
Beverage .......................................................         8.3
Insurance ......................................................         8.1
Telecommunication Services .....................................         6.9
Tobacco ........................................................         5.9
Capital Goods ..................................................         5.4
Retailing ......................................................         4.7
Food ...........................................................         4.4
Diversified Financials .........................................         4.2
Media ..........................................................         3.4
Household & Personal Products ..................................         2.9
Utilities ......................................................         2.9
Food & Staples Retailing .......................................         2.8
Software & Services ............................................         2.5
Materials ......................................................         1.7
Consumer Services ..............................................         1.4
                                                                       -----
TOTAL COMMON STOCKS ............................................        86.1
                                                                       -----
REGISTERED INVESTMENT COMPANY ..................................         6.9
TREASURY BILLS .................................................         7.4
OTHER ASSETS AND LIABILITIES (NET) .............................        (0.4)
                                                                       -----
NET ASSETS .....................................................       100.0%
                                                                       =====

PORTFOLIO COMPOSITION
June 30, 2010 (Unaudited)

                                   (PIE CHART)

AUSTRALIA                                                        1%
CANADA                                                           1%
FRANCE                                                           7%
GERMANY                                                          4%
ITALY                                                            3%
MEXICO                                                           3%
NETHERLANDS                                                      4%
SOUTH KOREA                                                      2%
SWITZERLAND                                                      7%
UNITED KINGDOM                                                  17%
UNITED STATES                                                   37%
CASH EQUIVALENTS AND OTHER ASSETS AND LIABILITIES (NET)         14%

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

NOTES TO PORTFOLIO HOLDINGS (UNAUDITED)

1.   VALUATION AND INVESTMENT PRACTICES

     PORTFOLIO VALUATION Generally, the Funds' investments are valued at market value or at fair value as determined by, or under the direction of, the Company's Board of Directors. Portfolio securities and other assets, listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last sale price prior to the close of regular trading on the principal exchange or system for such security or asset or, if applicable, the NASDAQ Official Closing Price ("NOCP"). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales price does not reflect current market value at the time of valuing the Funds' asset due to developments since such last price) may be valued at fair value if the Investment Adviser concluded that fair valuation will likely result in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Funds' Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

     FAIR VALUE MEASUREMENTS The inputs and valuation techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds' assets carried at fair value as of June 30, 2010 is as follows:

                                                                                  GLOBAL VALUE FUND
                                                              -------------------------------------------------------------
                                                                                                   LEVEL 2        LEVEL 3
                                                                   TOTAL           LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                                                  VALUE AT         QUOTED        OBSERVABLE    UNOBSERVABLE
                                                               JUNE 30, 2010        PRICE           INPUT          INPUT
                                                              --------------   --------------   ------------   ------------
Investments in Securities:
Equity Securities
   Common Stocks
      Canada                                                  $   38,429,869   $   38,429,869   $         --      $    --
      Czech Republic                                               1,167,721        1,167,721             --           --
      Finland                                                    124,809,758      124,809,758             --           --
      France                                                     233,841,677      233,841,677             --           --
      Germany                                                    545,014,008      545,014,008             --           --
      Hong Kong                                                   41,692,050       41,692,050             --           --
      Ireland                                                         81,675               --             --       81,675
      Italy                                                       75,853,001       74,956,010        896,991           --
      Japan                                                      253,292,388      248,384,489      4,907,899           --
      Mexico                                                     204,299,022      204,299,022             --           --
      Netherlands                                                376,197,869      376,197,869             --           --
      Norway                                                      65,792,454       65,792,454             --           --
      Singapore                                                   84,843,493       84,843,493             --           --
      South Korea                                                131,698,526      131,698,526             --           --
      Spain                                                       61,240,821       61,240,821             --           --
      Sweden                                                         305,320          305,320             --           --
      Switzerland                                                566,737,003      540,957,460     25,779,543           --
      Thailand                                                    30,693,887       30,693,887             --           --
      United Kingdom                                             259,966,190      259,966,190             --           --
      United States                                              292,547,028      292,547,028             --           --

TWEEDY, BROWNE FUND INC.

NOTES TO PORTFOLIO HOLDINGS (UNAUDITED)

                         GLOBAL VALUE FUND (CONTINUED)

                                                                                                   LEVEL 2        LEVEL 3
                                                                   TOTAL           LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                                                  VALUE AT         QUOTED        OBSERVABLE    UNOBSERVABLE
                                                               JUNE 30, 2010        PRICE           INPUT          INPUT
                                                              --------------   --------------   ------------   ------------
   Preferred Stocks                                           $   10,142,974   $   10,142,974   $         --      $    --
   Registered Investment Company                                 322,558,794      322,558,794             --           --
   Convertible Corporate Bond
      Switzerland                                                  5,454,002               --      5,454,002           --
   U.S. Treasury Bill                                            114,930,770               --    114,930,770           --
                                                              --------------   --------------   ------------      -------
   Total Investments in Securities                             3,841,590,300    3,689,539,420    151,969,205       81,675
Other Financial Instruments:
   Asset
      Unrealized appreciation of forward exchange contracts      187,748,959               --    187,748,959           --
   Liability
      Unrealized depreciation of forward exchange contracts      (13,668,025)              --    (13,668,025)          --
                                                              --------------   --------------   ------------      -------
         Total                                                $4,015,671,234   $3,689,539,420   $326,050,139      $81,675
                                                              ==============   ==============   ============      =======

                    GLOBAL VALUE FUND II - CURRENCY UNHEDGED

                                                                           LEVEL 2        LEVEL 3
                                               TOTAL         LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                             VALUE AT         QUOTED      OBSERVABLE   UNOBSERVABLE
                                           JUNE 30, 2010      PRICE         INPUT          INPUT
                                           -------------   -----------   -----------   ------------
Investments in Securities:
Equity Securities
   Common Stocks
      Finland                               $    72,230    $    72,230     $     --         $--
      France                                  3,589,664      3,589,664           --          --
      Germany                                 2,895,774      2,895,774           --          --
      Hong Kong                                 593,370        593,370           --          --
      Italy                                   1,508,152      1,508,152           --          --
      Japan                                   3,558,347      3,432,796      125,551          --
      Mexico                                    581,455        581,455           --          --
      Netherlands                             3,544,601      3,544,601           --          --
      Singapore                                 423,107        423,107           --          --
      South Korea                               952,806        952,806           --          --
      Spain                                     429,350        429,350           --          --
      Switzerland                             4,740,990      4,740,990           --          --
      Thailand                                  461,176        461,176           --          --
      United Kingdom                          5,455,448      5,455,448           --          --
      United States                           3,689,220      3,689,220           --          --
   Preferred Stocks                             151,945        151,945           --          --
   Registered Investment Company             11,113,471     11,113,471           --          --
                                            -----------    -----------     --------         ---
         TOTAL INVESTMENTS IN SECURITIES    $43,761,106    $43,635,555     $125,551         $--
                                            ===========    ===========     ========         ===

TWEEDY, BROWNE FUND INC.

NOTES TO PORTFOLIO HOLDINGS (UNAUDITED)

                                   VALUE FUND

                                                                                                   LEVEL 2        LEVEL 3
                                                                      TOTAL          LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                                     VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                                                  JUNE 30, 2010       PRICE         INPUT          INPUT
                                                                  -------------   ------------   -----------   ------------
Investments in Securities:
Equity Securities
   Common Stocks
      France                                                       $ 18,451,194   $ 18,451,194   $        --        $--
      Germany                                                        35,279,666     35,279,666            --         --
      Japan                                                           8,126,477      8,126,477            --         --
      Mexico                                                          1,572,953      1,572,953            --         --
      Netherlands                                                    25,681,532     25,681,532            --         --
      South Korea                                                     3,042,393      3,042,393            --         --
      Spain                                                           4,428,238      4,428,238            --         --
      Switzerland                                                    34,872,186     34,872,186            --         --
      United Kingdom                                                 21,541,090     21,541,090            --         --
      United States                                                 161,246,186    159,959,777     1,286,409         --
   Registered Investment Company                                     29,133,436     29,133,436            --         --
   U.S. Treasury Bill                                                12,987,559             --    12,987,559         --
                                                                   ------------   ------------   -----------        ---
   Total Investments in Securities                                  356,362,910    342,088,942    14,273,968         --
Other Financial Instruments:
   Asset
      Unrealized appreciation of forward exchange contracts          11,975,668             --    11,975,668         --
   Liability
      Unrealized depreciation of forward exchange contracts             (66,725)            --       (66,725)        --
                                                                   ------------   ------------   -----------        ---
         TOTAL                                                     $368,271,853   $342,088,942   $26,182,911        $--
                                                                   ============   ============   ===========        ===

                    WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND

                                                                                                   LEVEL 2        LEVEL 3
                                                                      TOTAL          LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                                                     VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                                                  JUNE 30, 2010       PRICE         INPUT          INPUT
                                                                  -------------   ------------   -----------   ------------
Investments in Securities:
Equity Securities
   Common Stocks *                                                 $129,112,983   $129,112,983   $        --        $--
   Registered Investment Company                                     10,332,084     10,332,084            --         --
   Treasury Bills *                                                  11,113,492             --    11,113,492         --
                                                                   ------------   ------------   -----------        ---
      TOTAL INVESTMENTS IN SECURITIES                              $150,558,559   $139,445,067   $11,113,492        $--
                                                                   ============   ============   ===========        ===

----------
*    See Portfolio of Investments for country breakout.

TWEEDY, BROWNE FUND INC.

NOTES TO PORTFOLIO HOLDINGS (UNAUDITED)

     The following is a reconciliation of the Global Value Fund's Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                EQUITY SECURITIES

                                                       TOTAL    IRELAND   UNITED KINGDOM
                                                      -------   -------   --------------
Balance as of March 31, 2010                          $90,224   $90,224        $--
   Accrued discounts/premiums                              --        --         --
   Realized gain (loss)                                    --        --         --
   Change in unrealized appreciation (depreciation)    (8,549)   (8,549)        --
   Net purchases (sales)                                   --        --         --
   Transfer in and/or out of Level 3                       --        --         --
                                                      -------   -------        ---
Balance as of June 30, 2010                           $81,675   $81,675        $--
                                                      =======   =======        ===

     FOREIGN CURRENCY The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

     FORWARD EXCHANGE CONTRACTS The Global Value Fund and Value Fund are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives and may enter into forward exchange contracts for non-trading purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each of the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     For open contracts at June 30, 2010, see the Schedule of Investments, which is also indicative of activity for the three months ended June 30, 2010.

     SECURITIES TRANSACTIONS Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. UNREALIZED APPRECIATION/(DEPRECIATION)

     At June 30, 2010, the aggregate gross unrealized appreciation for all securities, in which there was an excess of value over tax cost on the Global Value Fund, Global Value Fund II - Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, was $1,242,559,915, $474,989, $93,200,584 and
$6,493,495, respectively. The aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value for the Global Value Fund, Global Value Fund II - Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, was $215,424,497, $3,479,495, $7,907,052 and
$11,891,119, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TWEEDY, BROWNE FUND INC.

By (Signature and Title)*               /s/ Thomas H. Shrager
                                        ----------------------------------------
                                        Thomas H. Shrager, President
                                        (principal executive officer)

Date August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Thomas H. Shrager
                                        ----------------------------------------
                                        Thomas H. Shrager, President
                                        (principal executive officer)

Date August 27, 2010

By (Signature and Title)*               /s/ Robert Q. Wyckoff, Jr.
                                        ----------------------------------------
                                        Robert Q. Wyckoff, Jr., Treasurer
                                        (principal financial officer)

Date August 27, 2010

* Print the name and title of each signing officer under his or her signature.